MARCH 27, 2024
SUPPLEMENT TO THE FOLLOWING:
THE HARTFORD HEALTHCARE FUND SUMMARY PROSPECTUS
DATED MARCH 1, 2024
HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS
DATED MARCH 1, 2024
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.
DATED MARCH 1, 2024
This Supplement contains new and additional information regarding The Hartford Healthcare Fund and should be read in connection with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”).
Effective immediately, Fayyaz Mujtaba will no longer serve as a portfolio manager for The Hartford Healthcare Fund (the “Fund”). Rebecca D. Sykes, Wen Shi, and David M. Khtikian will remain as portfolio managers for the Fund. Mr. Mujtaba’s portfolio management responsibilities have transitioned to Ms. Sykes and Mr. Khtikian. Accordingly, all references to Fayyaz Mujtaba in the above referenced Summary Prospectus, Statutory Prospectus and SAI are deleted in their entirety effective immediately.
This Supplement should be retained with your Summary Prospectus, Statutory Prospectus and SAI for future reference.
HV-7662
March 2024